Share-Based Compensation Expense under 2009 Option Plan (Detail) (2009 Option Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	$ 16,183	$ 6,396	$ 6,773
Cost of Sales
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense		21	61
Selling and Marketing Expense
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	2,036	949	2,049
Research and Development Expense
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	1,652	1,116	1,008
General and Administrative Expense
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	$ 12,495	$ 4,310	$ 3,655